Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 27, 2014	Sep. 28, 2013	Sep. 29, 2012
Financial Instruments [Line Items]
Maturities of long-term marketable securities, minimum	1 year
Maturities of long-term marketable securities, maximum	5 years
Hedged foreign currency transactions, expected occurrence	12 months
Hedged interest rate transactions, expected occurrence	4 years
Cash collateral posted, derivative instruments		$ 164,000,000
Net cash collateral received, derivative instruments	2,100,000,000
Reduction to derivative assets by rights of set-off associated with derivative contracts	1,600,000,000	333,000,000
Reduction to derivative liabilities by rights of set-off associated with derivative contracts	1,600,000,000	333,000,000
Net derivative assets (liabilities)	(549,000,000)	(57,000,000)
Number of customers representing 10% or more of trade receivables	2	2
Number of vendors representing a significant portion of non-trade receivables	3	3
Cash flow hedges | Other income/expense, net
Financial Instruments [Line Items]
Loss recognized for ineffective portions of and amounts excluded from effectiveness testing	$ 120,000,000	$ 301,000,000	$ 658,000,000
Trade Receivables | Customer One
Financial Instruments [Line Items]
Concentration risk, percentage	16.00%	13.00%
Trade Receivables | Customer Two
Financial Instruments [Line Items]
Concentration risk, percentage	13.00%	10.00%
Trade Receivables | Total Cellular Network Carriers
Financial Instruments [Line Items]
Concentration risk, percentage	72.00%	68.00%
Non-Trade Receivables | Vendor One
Financial Instruments [Line Items]
Concentration risk, percentage	51.00%	47.00%
Non-Trade Receivables | Vendor Two
Financial Instruments [Line Items]
Concentration risk, percentage	16.00%	21.00%
Non-Trade Receivables | Vendor Three
Financial Instruments [Line Items]
Concentration risk, percentage	14.00%	15.00%